INCOME TAX (CREDITS) EXPENSES	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
INCOME TAX (CREDITS) EXPENSES

19	INCOME TAX (CREDITS) EXPENSES

British Virgin Islands

The Company and our subsidiaries incorporated in British Virgin Islands currently enjoy permanent income tax holidays; accordingly, the Company and our subsidiaries incorporated in the British Virgin Islands do not accrue for income taxes.

Peru

Our subsidiaries incorporated in Peru are considered as Peru tax residents under Peru tax laws; accordingly, they are subject to corporate income tax on their taxable income under Peru tax laws at statutory tax rates ranging from 5% to 29.5% (2025: 5% to 29.5%), depending on the city where the subsidiaries are situated and operated.

France

Our subsidiary incorporated in France is considered as France tax resident under France tax laws; accordingly, it is subject to corporate income tax on their taxable income under France tax laws at a statutory tax rate of 25% (2025: 25.0%).

China

Our subsidiary incorporated in China is considered as China tax resident under China tax laws; accordingly, it is subject to corporate income tax on their taxable income under China tax laws at a statutory tax rate of 25% (2025: 25%).

Macau

Our subsidiary incorporated in Macau is considered as Macau tax resident under Macau tax laws; accordingly, it is subject to corporate income tax on their taxable income under Macau tax laws at a statutory tax rate of 12% (2025: 12%).

Hong Kong

Our subsidiary incorporated in Hong Kong is subject to corporate income tax on their taxable income under Hong Kong tax laws at a statutory tax rate of 16.5% (2025: 16.5%).

The income tax provision consists of the following components:

	For the period ended June 30
	2026	2025
	USD	USD

Current tax	-	382
Under provision of tax in prior years	906	2,753
Total	906	3,135